AB Active ETFs, Inc.

AB Disruptors ETF

Portfolio of Investments

August 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.2%
Information Technology – 45.9%
Communications Equipment – 2.3%
Arista Networks, Inc.(a)	69,622	$9,506,884
Lumentum Holdings, Inc.(a)	91,019	12,088,234

		21,595,118

Electronic Equipment, Instruments & Components – 3.9%
Amphenol Corp. - Class A	85,505	9,308,074
Corning, Inc.	144,171	9,663,782
Fabrinet(a)	26,406	8,748,044
Flex Ltd.(a)	170,810	9,158,832

		36,878,732

IT Services – 3.7%
CoreWeave, Inc. - Class A(a)	28,245	2,910,365
MongoDB, Inc.(a)	13,631	4,302,080
Shopify, Inc. - Class A(a)	100,542	14,204,574
Snowflake, Inc.(a)	59,123	14,110,295

		35,527,314

Semiconductors & Semiconductor Equipment – 23.0%
Advanced Micro Devices, Inc.(a)	83,989	13,659,131
Advantest Corp.	138,300	10,997,122
Analog Devices, Inc.	21,510	5,405,678
Applied Materials, Inc.	45,577	7,326,958
ARM Holdings PLC (ADR)(a) (b)	18,392	2,543,798
Broadcom, Inc.	93,575	27,828,269
Credo Technology Group Holding Ltd.(a)	40,189	4,945,457
Disco Corp.	21,500	6,054,997
Impinj, Inc.(a)	25,794	4,835,601
Infineon Technologies AG	148,860	6,091,451
Lam Research Corp.	45,732	4,580,060
Lattice Semiconductor Corp.(a)	101,200	6,717,656
Micron Technology, Inc.	19,713	2,346,044
Monolithic Power Systems, Inc.	11,776	9,841,910
NVIDIA Corp.	296,670	51,673,981
NXP Semiconductors NV	39,542	9,286,439
ON Semiconductor Corp.(a)	148,051	7,341,849
Semtech Corp.(a)	121,628	7,065,371
SiTime Corp.(a)	21,590	5,217,655
Taiwan Semiconductor Manufacturing Co., Ltd.	480,607	18,237,267
Texas Instruments, Inc.	34,349	6,954,986

		218,951,680

Software – 10.6%
AppLovin Corp. - Class A(a)	6,926	3,314,714
Cloudflare, Inc. - Class A(a)	45,197	9,433,066
Coinbase Global, Inc. - Class A(a)	11,438	3,483,329
Crowdstrike Holdings, Inc. - Class A(a)	17,019	7,210,950
HubSpot, Inc.(a)	7,523	3,634,888
JFrog Ltd.(a)	110,412	5,451,040
Microsoft Corp.	26,689	13,523,049

Company	Shares	U.S. $ Value
Oracle Corp.	58,106	$13,139,510
Palantir Technologies, Inc. - Class A(a)	66,559	10,430,461
Rubrik, Inc. - Class A(a)	9,235	825,609
ServiceNow, Inc.(a)	10,147	9,309,467
Synopsys, Inc.(a)	20,517	12,382,420
Unity Software, Inc.(a)	208,418	8,213,753

		100,352,256

Technology Hardware, Storage & Peripherals – 2.4%
Dell Technologies, Inc. - Class C	53,946	6,589,504
Pure Storage, Inc. - Class A(a)	91,888	7,131,428
Samsung Electronics Co., Ltd.	183,340	9,191,726

		22,912,658

		436,217,758

Industrials – 20.7%
Aerospace & Defense – 6.7%
AeroVironment, Inc.(a)	15,956	3,850,981
Firefly Aerospace, Inc.(a)	92,148	4,180,755
Hensoldt AG	50,001	5,188,344
Howmet Aerospace, Inc.	48,963	8,524,458
Karman Holdings, Inc.(a)	137,786	7,359,150
Kratos Defense & Security Solutions, Inc.(a)	104,372	6,871,852
L3Harris Technologies, Inc.	32,518	9,027,647
Rocket Lab Corp.(a)	104,047	5,056,684
Rolls-Royce Holdings PLC	577,247	8,344,819
Saab AB - Class B	89,335	5,050,902

		63,455,592

Building Products – 0.5%
Advanced Drainage Systems, Inc.	31,663	4,558,522

Construction & Engineering – 0.9%
Quanta Services, Inc.	22,718	8,586,495

Electrical Equipment – 9.1%
ABB Ltd. (REG)	98,196	6,601,691
Bloom Energy Corp. - Class A(a)	249,600	13,213,824
BWX Technologies, Inc.	34,363	5,568,181
Contemporary Amperex Technology Co., Ltd. - Class H(b)	87,900	4,782,952
Eaton Corp. PLC	19,632	6,854,316
GE Vernova, Inc.	18,444	11,305,619
Prysmian SpA	128,596	11,246,972
Schneider Electric SE	23,646	5,813,687
Siemens Energy AG(a)	98,128	10,419,990
Vertiv Holdings Co. - Class A	81,898	10,446,090

		86,253,322

Machinery – 3.5%
Caterpillar, Inc.	21,619	9,059,226
Mitsubishi Heavy Industries Ltd.	425,500	10,876,223
Weir Group PLC (The)	126,013	4,194,957

Company	Shares	U.S. $ Value
Westinghouse Air Brake Technologies Corp.	47,488	$9,188,928

		33,319,334

		196,173,265

Communication Services – 10.6%
Entertainment – 4.6%
Netflix, Inc.(a)	9,365	11,315,261
Nintendo Co., Ltd.	53,900	4,886,150
ROBLOX Corp. - Class A(a)	39,232	4,887,915
Sea Ltd. (ADR)(a)	52,206	9,738,507
Spotify Technology SA(a)	19,170	13,071,640

		43,899,473

Interactive Media & Services – 4.1%
Kakao Corp.	124,697	5,605,871
Meta Platforms, Inc. - Class A	25,680	18,969,816
Pinterest, Inc. - Class A(a)	121,842	4,463,073
Reddit, Inc. - Class A(a)	43,524	9,796,382

		38,835,142

Wireless Telecommunication Services – 1.9%
SoftBank Group Corp.	119,500	13,209,501
Tencent Music Entertainment Group (ADR)	180,182	4,418,063

		17,627,564

		100,362,179

Health Care – 8.5%
Biotechnology – 1.2%
Genmab A/S (Sponsored ADR)(a)	190,440	4,736,243
Regeneron Pharmaceuticals, Inc.	11,862	6,888,263

		11,624,506

Health Care Equipment & Supplies – 2.7%
Boston Scientific Corp.(a)	81,727	8,622,199
Intuitive Surgical, Inc.(a)	19,140	9,058,866
Stryker Corp.	20,508	8,027,036

		25,708,101

Life Sciences Tools & Services – 3.0%
Bruker Corp.	199,668	6,784,719
Lonza Group AG (REG)(a)	10,989	7,797,713
Thermo Fisher Scientific, Inc.	26,792	13,200,954

		27,783,386

Pharmaceuticals – 1.6%
AstraZeneca PLC (Sponsored ADR)	145,736	11,644,307
Eli Lilly & Co.	4,971	3,641,655

		15,285,962

		80,401,955

Company	Shares	U.S. $ Value

Consumer Discretionary – 7.3%
Automobile Components – 0.8%
Visteon Corp.	63,137	$7,826,463

Automobiles – 0.9%
Tesla, Inc.(a)	26,907	8,983,440

Broadline Retail – 1.9%
Alibaba Group Holding Ltd. - Class H	426,300	6,326,816
Amazon.com, Inc.(a)	51,921	11,889,909

		18,216,725

Hotels, Restaurants & Leisure – 1.5%
Booking Holdings, Inc.	901	5,044,744
DoorDash, Inc. - Class A(a)	36,109	8,855,732

		13,900,476

Household Durables – 0.5%
Sony Group Corp.	175,600	4,883,193

Specialty Retail – 1.7%
Carvana Co.(a)	13,718	5,101,998
Pop Mart International Group Ltd. - Class H(c)	255,400	10,562,153

		15,664,151

		69,474,448

Utilities – 2.3%
Electric Utilities – 1.3%
Constellation Energy Corp.	26,334	8,110,345
Oklo, Inc.(a) (b)	63,208	4,654,637

		12,764,982

Independent Power and Renewable Electricity Producers – 1.0%
Vistra Corp.	48,925	9,252,207

		22,017,189

Financials – 1.4%
Capital Markets – 0.9%
Robinhood Markets, Inc. - Class A(a)	81,050	8,431,632

Financial Services – 0.5%
Affirm Holdings, Inc.(a)	59,103	5,228,251

		13,659,883

Energy – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
Cameco Corp.	119,555	9,252,361

Materials – 0.5%
Metals & Mining – 0.5%
MP Materials Corp.(a) (b)	71,404	5,079,681

Total Common Stocks (cost $709,006,375)		932,638,719

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(d) (e) (f) (cost $13,587,326)	13,587,326	$13,587,326

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $722,593,701)		946,226,045

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.14%(d) (e) (f) (cost $4,955,192)	4,955,192	4,955,192

Total Investments – 100.2% (cost $727,548,893)(g)		951,181,237
Other assets less liabilities – (0.2)%		(1,479,721)

Net Assets – 100.0%		$949,701,516

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At August 31, 2025, the market value of this security amounted to $10,562,153 or 1.1% of net assets.

(d)	Affiliated investments.
(e)	The rate shown represents the 7-day yield as of period end.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)

As of August 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $231,835,023 and gross unrealized depreciation of investments was $(8,202,679), resulting in net unrealized appreciation of $223,632,344.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REG – Registered Shares

AB Active ETFs, Inc.

AB Disruptors ETF

August 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks:
Information Technology	$417,980,491	$18,237,267	$—	$436,217,758
Industrials	184,926,293	11,246,972	—	196,173,265
Communication Services	100,362,179	—	—	100,362,179
Health Care	80,401,955	—	—	80,401,955
Consumer Discretionary	64,591,255	4,883,193	—	69,474,448
Utilities	22,017,189	—	—	22,017,189
Financials	13,659,883	—	—	13,659,883
Energy	9,252,361	—	—	9,252,361
Materials	5,079,681	—	—	5,079,681
Short-Term Investments	13,587,326	—	—	13,587,326

Investments in Securities:	Level 1	Level 2	Level 3	Total
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	$4,955,192	$—	$—	$4,955,192

Total Investments in Securities	916,813,805	34,367,432	—	951,181,237
Other Financial Instruments(a)	—	—	—	—

Total	$916,813,805	$34,367,432	$—	$951,181,237

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,655	$374,914	$367,982	$13,587	$451
AB Government Money Market Portfolio*	0	11,854	6,899	4,955	17
Total	$6,655	$386,768	$374,881	$18,542	$468

*	Investments of cash collateral for securities lending transactions.